CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary share	Additional paid-in capital	Accumulated deficit	Total
Balance at beginning of period at Dec. 31, 2018	$ 767	$ 219,505	$ (169,086)	$ 51,186
Share-based compensation to employees and service providers			3,027	3,027
Issuance of ordinary shares, net of expenses	195	47,893		48,088
Exercise of options into ordinary shares		5		5
Comprehensive loss			(42,304)	(42,304)
Balance at end of period at Dec. 31, 2019	962	267,403	(208,363)	60,002
Share-based compensation to employees and service providers			4,202	4,202
Issuance of ordinary shares, net of expenses	84	23,783		23,867
Exercise of options into ordinary shares		52		52
Share-based compensation in consideration for intangible assets	8	1,906		1,914
Comprehensive loss			(76,173)	(76,173)
Balance at end of period at Dec. 31, 2020	1,054	293,144	(280,334)	13,864
Share-based compensation to employees and service providers			10,212	10,212
Issuance of ordinary shares, net of expenses	424	78,113		78,537
Exercise of options into ordinary shares	17	3,989		4,006
Comprehensive loss			(97,744)	(97,744)
Balance at end of period at Dec. 31, 2021	$ 1,495	$ 375,246	$ (367,866)	$ 8,875